T. ROWE PRICE Equity Income Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.8%
COMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 0.4%
AT&T  2,175,000 33,365
Verizon Communications  600,000 22,782
56,147
Entertainment 1.3%
Walt Disney (1) 2,055,000 193,848
Warner Bros Discovery (1) 750,000 8,625
202,473
Interactive Media & Services 0.6%
Meta Platforms, Class A (1) 715,000 97,011
97,011
Media 2.7%
Comcast, Class A  5,490,000 161,022
Fox, Class B  990,000 28,215
News, Class A  14,425,000 217,962
Paramount Global, Class B  760,000 14,470
421,669
Total Communication Services 777,300
CONSUMER DISCRETIONARY 3.2%
Hotels, Restaurants & Leisure 0.9%
Las Vegas Sands (1) 3,600,000 135,072
135,072
Leisure Products 0.7%
Mattel (1) 5,975,000 113,167
113,167
Multiline Retail 0.4%
Kohl's  2,600,000 65,390
65,390
Specialty Retail 1.2%
Best Buy  800,000 50,672
TJX  2,125,000 132,005
182,677
Total Consumer Discretionary 496,306
CONSUMER STAPLES 6.8%
Beverages 0.2%
Coca-Cola  330,000 18,487
T. ROWE PRICE Equity Income Fund

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Constellation Brands, Class A  40,000 9,187
27,674
Food & Staples Retailing 0.9%
Walmart  1,125,000 145,913
145,913
Food Products 2.7%
Conagra Brands  7,790,000 254,188
Mondelez International, Class A  380,000 20,835
Tyson Foods, Class A  2,360,000 155,595
430,618
Household Products 1.5%
Kimberly-Clark  2,075,000 233,521
233,521
Tobacco 1.5%
Philip Morris International  2,895,000 240,314
240,314
Total Consumer Staples 1,078,040
ENERGY 7.9%
Oil, Gas & Consumable Fuels 7.9%
Chevron  245,000 35,199
Enbridge  1,090,000 40,439
EOG Resources  1,645,000 183,796
Exxon Mobil  2,445,000 213,473
Hess  1,090,000 118,799
Targa Resources  140,000 8,448
TC Energy  5,280,000 212,731
TotalEnergies (EUR)  6,835,000 320,661
TotalEnergies, ADR  2,040,000 94,901
Williams  420,000 12,024
Total Energy 1,240,471
FINANCIALS 20.8%
Banks 7.7%
Bank of America  2,420,000 73,084
Citigroup  2,050,000 85,424
Fifth Third Bancorp  4,980,000 159,161
Huntington Bancshares  16,150,000 212,857
JPMorgan Chase  945,000 98,752
PNC Financial Services Group  325,000 48,561
Wells Fargo  13,000,000 522,860
1,200,699

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Capital Markets 4.0%
Charles Schwab  1,190,000 85,525
Franklin Resources  580,000 12,482
Goldman Sachs Group  760,000 222,718
Morgan Stanley  1,550,000 122,466
Raymond James Financial  125,000 12,352
State Street  2,760,000 167,836
623,379
Diversified Financial Services 1.8%
Apollo Global Management  590,000 27,435
Equitable Holdings  9,460,000 249,271
276,706
Insurance 7.3%
American International Group  7,180,000 340,906
Chubb  1,640,000 298,283
Hartford Financial Services Group  1,937,802 120,028
Loews  3,010,000 150,019
Marsh & McLennan  55,000 8,211
MetLife  3,740,000 227,317
1,144,764
Total Financials 3,245,548
HEALTH CARE 17.5%
Biotechnology 2.1%
AbbVie  2,120,000 284,525
Biogen (1) 185,000 49,395
333,920
Health Care Equipment & Supplies 3.7%
Becton Dickinson & Company  1,105,000 246,227
Medtronic  2,165,000 174,824
Zimmer Biomet Holdings  1,450,000 151,597
572,648
Health Care Providers & Services 6.2%
Cardinal Health  1,490,000 99,353
Centene (1) 1,340,000 104,265
Cigna  630,000 174,806
CVS Health  2,405,000 229,365
Elevance Health  790,000 358,850
966,639
Pharmaceuticals 5.5%
AstraZeneca, ADR  1,480,000 81,163
GSK (GBP)  225,000 3,250
Johnson & Johnson  1,720,000 280,979

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Merck  1,510,000 130,041
Pfizer  4,580,000 200,421
Sanofi (EUR)  1,150,000 87,568
Sanofi, ADR  1,330,000 50,567
Viatris  3,425,000 29,181
863,170
Total Health Care 2,736,377
INDUSTRIALS & BUSINESS SERVICES 9.9%
Aerospace & Defense 2.4%
Boeing (1) 865,000 104,734
L3Harris Technologies  1,275,000 264,983
369,717
Air Freight & Logistics 2.1%
United Parcel Service, Class B  2,040,000 329,542
329,542
Airlines 0.3%
Southwest Airlines (1) 1,730,000 53,353
53,353
Commercial Services & Supplies 0.6%
Stericycle (1) 2,236,010 94,158
94,158
Industrial Conglomerates 3.4%
3M  230,000 25,415
General Electric  6,120,000 378,889
Siemens (EUR)  1,335,000 130,487
534,791
Machinery 1.1%
Cummins  170,000 34,597
Flowserve  510,000 12,393
PACCAR  605,000 50,632
Stanley Black & Decker  980,000 73,706
171,328
Total Industrials & Business Services 1,552,889
INFORMATION TECHNOLOGY 7.0%
Communications Equipment 0.4%
Cisco Systems  1,570,000 62,800
62,800
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity  395,000 43,592
43,592

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
IT Services 0.9%
Accenture, Class A  70,000 18,011
Fiserv (1) 1,325,000 123,980
141,991
Semiconductors & Semiconductor Equipment 4.1%
Applied Materials  1,300,000 106,509
NXP Semiconductors  180,000 26,552
QUALCOMM  3,115,000 351,933
Texas Instruments  1,065,000 164,840
649,834
Software 1.3%
Microsoft  900,000 209,610
209,610
Total Information Technology 1,107,827
MATERIALS 4.9%
Chemicals 3.5%
Akzo Nobel (EUR)  420,000 23,801
CF Industries Holdings  3,775,000 363,344
DuPont de Nemours  155,000 7,812
International Flavors & Fragrances  1,110,000 100,821
RPM International  545,000 45,404
541,182
Containers & Packaging 1.4%
International Paper  7,030,000 222,851
222,851
Total Materials 764,033
REAL ESTATE 4.3%
Equity Real Estate Investment Trusts 4.3%
Equity Residential, REIT  3,850,000 258,797
Rayonier, REIT  4,230,000 126,773
Simon Property Group, REIT  90,000 8,078
Vornado Realty Trust, REIT  535,000 12,391
Welltower, REIT  445,000 28,622
Weyerhaeuser, REIT  8,450,000 241,332
Total Real Estate 675,993
UTILITIES 8.5%
Electric Utilities 3.7%
NextEra Energy  610,000 47,830
PG&E (1) 1,500,000 18,750
Southern  7,380,000 501,840

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Xcel Energy  250,000 16,000
584,420
Multi-Utilities 4.8%
Ameren  1,325,000 106,729
Dominion Energy  2,600,000 179,686
NiSource  4,680,000 117,889
Sempra Energy  2,280,000 341,863
746,167
Total Utilities 1,330,587
Total Common Stocks (Cost $12,067,510) 15,005,371
CONVERTIBLE PREFERRED STOCKS 1.3%
HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.4%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  1,320,000 62,522
Total Health Care 62,522
UTILITIES 0.9%
Electric Utilities 0.6%
NextEra Energy, 5.279%, 3/1/23  1,140,000 57,034
NextEra Energy, 6.926%, 9/1/25  710,000 32,837
89,871
Multi-Utilities 0.3%
NiSource, 7.75%, 3/1/24  520,000 52,424
52,424
Total Utilities 142,295
Total Convertible Preferred Stocks (Cost $208,213) 204,817
PREFERRED STOCKS 1.6%
CONSUMER DISCRETIONARY 1.6%
Automobiles 1.6%
Dr Ing hc F Porsche (EUR) (1) 1,053,197 85,155
Volkswagen (EUR)  1,305,000 159,461
Total Consumer Discretionary 244,616
Total Preferred Stocks (Cost $301,498) 244,616

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 3.07% (2)(3) 186,526,758 186,527
Total Short-Term Investments (Cost $186,527) 186,527
Total Investments in Securities 99.9%
(Cost $12,763,748) $ 15,641,331
Other Assets Less Liabilities 0.1% 12,296
Net Assets 100.0% $ 15,653,627
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 1,366+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 278,124  ¤  ¤ $ 186,527^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,366 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $186,527.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Equity Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Equity Income Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,439,604  $ 565,767  $ —  $ 15,005,371
Convertible Preferred
Stocks —  204,817  —  204,817
Preferred Stocks —  244,616  —  244,616
Short-Term Investments 186,527  —  —  186,527
Total $ 14,626,131  $ 1,015,200  $ —  $ 15,641,331

T. ROWE PRICE Equity Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F71-054Q3 09/22